INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2023
INCOME TAXES
Schedule of reconciliation of effective tax rate
	March 31,	March 31,
	2023	2022
Net income (loss) for the year	(32,583)	(1,078,937)
Total income tax expense	-	-
Net income (loss) excluding income tax	(32,583)	(1,078,937)

Income tax expense (recovery) using the Company's tax rate	(9,000)	(291,000)
Non-deductible expenses and other	142,000	107,000
Change in deferred tax rates	-	-
Temporary difference booked to reserve	(23,000)	(199,000)
Deferred income tax assets not recognized	(110,000)	383,000
	-	-

Schedule of deductible temporary difference of deferred tax asset
Expiry	Tax Losses (Capital)	Tax Losses (Non-Capital)	Resource Pools	Other
Within one year	-	-	-	-
One to five years	-	-	-	-
After five years	-	10,355,000	-	1,011,000
No expiry date	2,116,000	-	31,070,000	77,000
	2,116,000	10,355,000	31,070,000	1,088,000